Restricted short-term deposits	12 Months Ended
Dec. 31, 2025
Restricted short-term deposits
Restricted short-term deposits
7.	Restricted short-term deposits

As of December 31, 2024, the Group’s restricted short-term deposits were US$20,722, which was mainly pledged as collateral for short-term loans.

As of December 31, 2025, the Group’s restricted short-term deposits were US$7,182, which was mainly pledged as collateral for short- term loans.